Share-based compensation - Stock options plans (Details)	12 Months Ended
	Dec. 31, 2023 shares plan tranche € / shares	Dec. 31, 2022 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	544,660	2,578,636
Stock option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of successive plans | plan	7
Expiration period	10 years
Percentage of voting rights	50.00%
Number of share options exercised (in shares)	14,134	1,114,963
Number of share options granted (in shares)	3,441,269	3,152,751
Weighted average grant date fair value, options granted (in euro per share) | € / shares	€ 3.22	€ 3.77
Stock option plans | ESOP Plans 2013 to 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal tranches to exercise awards | tranche	2
Stock option plans | ESOP Plans 2013 to 2017 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Stock option plans | ESOP Plans 2013 to 2017 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Stock option plans | ESOP Plan 2019 onwards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal tranches to exercise awards | tranche	3
Stock option plans | ESOP Plan 2019 onwards | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Stock option plans | ESOP Plan 2019 onwards | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Stock option plans | ESOP Plan 2019 onwards | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Stock option plans | ESOP 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	14,134	615,918
Stock option plans | ESOP 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	0	478,845
Stock option plans | ESOP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	0	20,200